Stockholders’ Equity (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 29, 2022	Dec. 31, 2020	Mar. 31, 2023	Sep. 30, 2022
Stockholders’ Equity (Details) [Line Items]
Ordinary share authorized			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary share issued			14,006,250	14,006,250
Ordinary share surrender		27,175,000
Ordinary share outstanding			14,006,250	14,006,250
Initial public offering	3,881,250
Gross proceeds (in Dollars)	$ 15,525,000
Net proceeds (in Dollars)	12,409,022
Ordinary shares value (in Dollars)	388		$ 1,401	$ 1,401
Additional paid-in capital (in Dollars)	$ 12,408,634
Statutory income (in Dollars)			1,497,537	1,496,314
Non-controlling interests (in Dollars)			$ 238,875	$ 289,000
Over-Allotment Option [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)	$ 4
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued			37,300,000
Ordinary share outstanding			37,300,000
After tax net income			50.00%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued			10,125,000
Ordinary share outstanding			10,125,000
After tax net income			10.00%
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share authorized			500,000,000
Ordinary share par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary share issued	506,250		14,006,250
Wholly owned			6.78%
Mr. Xiaohong Yin [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned			28.91%
Mr. Tao Ling [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned			6.78%